NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Date when an entity was incorporated	Apr. 17, 2018
Convertible note conversion price			$ 1.00
Accumlated deficit	$ 13,301,720	$ 1,570,454
Net loss	11,731,266	676,038
Cash used in operating activities	$ 5,054,749	$ 85,413